Income Taxes - Additional Information (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
Disclosure of income taxes [line items]
Unrecognized deferred tax assets tax loss carryforwards	$ 0			$ 0
Temporary differences associated with investments in subsidiaries and joint ventures	1,145,437,791,000			1,143,608,396,000
Deferred tax asset not recognized for deductible temporary differences	$ 399,626,044,000			$ 257,883,751,000
Applicable tax rate under integrated system	24.00%	22.50%	21.00%
2017 [Member]
Disclosure of income taxes [line items]
Applicable tax rate under integrated system	25.00%
Applicable tax rate under integrated system	25.50%
2018 [Member]
Disclosure of income taxes [line items]
Applicable tax rate under integrated system	27.00%